Transactions with Related Parties - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jul. 20, 2016 USD ($) Item	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Jan. 02, 2016 USD ($)	Jan. 03, 2015 USD ($)
Related Party Transaction [Line Items]
Interest expense, related party			$ 2,530	$ 3,124	$ 3,177
Carrying value of debt			1,078,931	1,258,558
Oaktree [Member]
Related Party Transaction [Line Items]
Interest expense, related party			2,407	3,074	3,133
Accrued interest			6	692
Carrying value of debt			65,813	31,495
Oaktree [Member] | 2016 First Lien Term Loan [Member]
Related Party Transaction [Line Items]
Carrying value of debt			26,320
Oaktree [Member] | 2012 Second Lien Term Loan [Member]
Related Party Transaction [Line Items]
Carrying value of debt				31,495
Oaktree [Member] | Senior Unsecured Notes [Member]
Related Party Transaction [Line Items]
Interest expense, related party			147
Accrued interest			147
Oaktree [Member] | Management Services Agreement [Member]
Related Party Transaction [Line Items]
Required quarterly management fee		$ 750
Fees and out-of-pocket expenses from transaction with related party			$ 5,214	11,566	13,111
Public offering success fee, as a multiple of annual management fee | Item	3
Public offering fee	$ 9,000
Maine [Member] | Management Services Agreement [Member]
Related Party Transaction [Line Items]
Required quarterly management fee		$ 750
Fees and out-of-pocket expenses from transaction with related party				$ 2,250	$ 3,000